EQUITY (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event [Member]
Accelerated share repurchases price paid					$ 150				$ 300					$ 150	$ 300
Accelerated share repurchases (in shares)					3.4				8.6					3.4	8.6
Common stock authorized and unreserved common stock available for issuance. (in shares)	362.4												362.4
Dividends paid													$ 304.7	$ 262.0	$ 227.0
Dividend paid (in dollars per share)	$ 0.38	$ 0.38	$ 0.36	$ 0.36	$ 0.33	$ 0.33	$ 0.305	$ 0.305	$ 0.28	$ 0.28	$ 0.26	$ 0.26	$ 1.48	$ 1.27	$ 1.08	$ 0.40
Treasury Stock Acquired, Repurchase Authorization															750